Convertible promissory notes - Additional Information (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Debt Instrument, Unamortized Discount		$ 0	$ 374,406	$ 0
Fair value of warrants associated with convertible notes payable		$ 6,520,056
Note Warrant [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount	$ 4
Conversion price	$ 3.8
Percentage of debt instrument issued principal	50.00%
2024 Warrant [Member]
Line of Credit Facility [Line Items]
Warrants expire Period	3 years
Warrants exercise price	$ 5.7
Fair value of warrants associated with convertible notes payable	$ 6,520,056
Convertable Promissory Note [Member]
Line of Credit Facility [Line Items]
Aggregate amount	$ 31,253,000
Interest rate	20.00%
Maturity, description		second anniversary of the issuance date
Debt Instrument, Unamortized Discount	$ 2,539,227